Related Party Transactions (Details Narrative) (10K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accrual of deferred compensation				$ 720,000
Cash repayment				533,103
Repayment of related party debt	$ 87,000	$ 11,500
Notes payable - related parties	270,000		$ 270,000	170,000
Notes Payable			21,983	20,284
Executives [Member]
Deferred compensation	942,650		922,425	1,861,327
Accrual of deferred compensation			894,394	894,394
Stock options or warrants value			1,173,297	1,173,297
Related party advances	65,000
Repayment of related party debt	$ 87,000
Due to officer			20,323	5,823
Repayment of debt				75,000
Individuals [Member]
Converted deferred compensation			660,000
Executive Officers [Member]
Related party advances			26,000	12,618
Repayment of related party debt			11,500	10,300
Repayment of accrued interest			22,100	0
Executive [Member]
Notes payable - related parties			100,000	50,000
One Executive [Member]
Notes payable - related parties			$ 270,000	$ 170,000